Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries and Consolidated VIEs
As of December 31, 2024, the Company’s major subsidiaries and consolidated VIEs are as follows:

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries

Full Truck Alliance (HK) Limited (“FTA HK”)	Hong Kong	January 7, 2016	100%	Investment holding

Lucky Logistics Information Limited (“Lucky Logistics”)	Hong Kong	April 8, 2014	100%	Investment holding

FTA Information Technology Co., Ltd. (“FTA Information”) (Wholly foreign owned enterprises “WFOE”) (formerly known as FTA Information Consulting Co., Ltd)	PRC	April 20, 2016	100%	Technology development and other services

Jiangsu Yunmanman Information Technology Co., Limited (“Jiangsu Yunmanman”, “WFOE”) (formerly known as Jiangsu Manyun Logistics Information Co., Limited)	PRC	August 29, 2014	100%	Technology development and other services

Yixing Manxian Information Technology Co., Ltd (“Yixing Manxian”, “WFOE’s subsidiary”)	PRC	May 24, 2022	57.6%	Investment holding

Guiyang Huochebang Technology Co., Limited (“Guiyang Huochebang”)	PRC	March 11, 2014	100%	Value-added services

Guizhou Huochebang Micro-finance Co., Ltd. (“Huochebang Microfinance”)	PRC	December 20, 2016	100%	Credit solution services

Chengdu Yunli Technology Co., Ltd. (“Chengdu Yunli”)	PRC	January 21, 2011	100%	Credit solution services

Guizhou FTA Logistics Technology Co., Ltd. (“Guizhou FTA”)	PRC	January 14, 2021	100%	Research and development

Nanjing Manxianxian Cold Chain Technology Co., Ltd (“Nanjing Manxianxian”,”WFOE”)	PRC	February 21, 2023	57.6%	Technology development and other services

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
VIEs

Guiyang Shan’en Technology Co., Ltd. (“Shan’en Technology”)	PRC	September 19, 2016	100%	Freight matching services (1)

Jiangsu Manyun Software Technology Co. Ltd. (“Manyun Software”)	PRC	October 20, 2016	100%	Freight matching services and value added services

Nanjing Manyun Cold Chain Technology Co., Ltd (“Manyun Cold Chain”)	PRC	March 9, 2021	57.6%	Freight matching services

VIEs’ subsidiaries

Guiyang Shan’en Insurance Brokerage Co., Ltd (“Shan’en Insurance”)	PRC	May 9, 2017	100%	Insurance services

Tianjin Manyun Software Technology Co., Ltd (“Tianjin Manyun”)	PRC	November 8, 2018	100%	Freight matching services

Gui’an New District FTA Logistics Technology Co., Ltd (“Gui’an Logistics”)	PRC	November 24, 2021	100%	Freight matching services

Suqian Manyun Software Technology Co., Ltd (“Suqian Manyun”)	PRC	December 11, 2023	100%	Freight matching services

(1)	Freight matching services consist of freight brokerage service, freight listing service and transaction service.